Notes payable to banks	12 Months Ended
Dec. 31, 2013
Notes Payable [Abstract]
Notes payable to banks
Notes payable to banks

Information on notes payable to banks is as follows:

	December 31,
	2012	2013
Short-term debt outstanding:
ASMPT	61,675	—
Total	61,675	—

Short-term debt outstanding in local currencies is as follows (in thousands):

	December 31,
	2012	2013
Hong Kong dollar	630,686	—

ASMI is debt free as per December 31, 2013. ASMI borrows under separate short-term lines of credit with banks. The lines contain general provisions concerning renewal and continuance at the option of the banks.

At December 31, 2012, short-term debt bears interest at LIBOR plus a margin per annum or HIBOR plus a margin per annum, at a weighted average effective interest rate for 2012 of 1.64% per annum.

Total short-term lines of credit amounted to €150,000 at December 31, 2013. The amount outstanding at December 31, 2013 was nil so the undrawn portion totaled €150,000. The undrawn portion represents the Company’s standby revolving credit facility of €150,000 with a consortium of banks. The facility was extended in 2013 and will be available through December 31, 2018. Once the facility is used, this usage is secured by a portion of the Company’s shareholding in ASMPT or accounts receivable.

The credit facility of €150,000 includes two financial covenants: a minimum long-term committed capital and a total net debt/equity ratio. These financial covenants are measured twice each year, at June 30 and December 31. The minimum level of long-term committed capital for the year ended December 31, 2013 was €320 million, the long-term committed capital as per that date was €1,447 million. Long-term committed capital is defined as the consolidated total equity. The net debt/equity ratio should not exceed 2.0, whereby equity is defined as consolidated total equity.

For the year ended December 31, 2013 net cash was €312 million and total equity €1,447 million. The Company is in compliance with these financial covenants as of June 30, 2013 and as of December 31, 2013.